SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	¥ 13,292,982	$ 1,927,301	¥ 7,965,323	¥ 4,033,418
Allowance for doubtful accounts	191		765		$ 27
Accounts receivable, net	58,782		38,605		8,523
Deferred revenues	97,400		96,200		$ 14,100
Revenues from product sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	10,223,720	1,482,300	6,659,218	3,716,791
Revenues from self-operated stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	9,414,500	1,365,000	6,192,700	3,472,800
Partnership stores - material sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	2,011,200	291,600	834,700	227,200
Partnership stores - Other services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	352,100	51,000	147,800	33,300
Partnership stores - profit sharing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	¥ 427,900	$ 62,000	144,800	12,800
Partnership stores - profit sharing | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of profit-sharing freed (in months)	1 month	1 month
Partnership stores - profit sharing | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of profit-sharing freed (in months)	3 months	3 months
Revenue from product sales on a net basis
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	¥ 1,200	$ 200	2,000	3,700
Partnership stores - equipment sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	278,100	40,300	178,800	43,300
Revenues from freshly brewed drinks
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	9,079,300	1,316,400	5,909,700	3,218,700
Revenues from other products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	686,800	99,600	395,600	309,700
Revenues from others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	¥ 457,500	$ 66,300	¥ 354,000	¥ 188,300